WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Communications - 5.8%
Entertainment Content - 1.0%
Walt Disney Company (The) (a)	8,725	$ 963,589

Internet Media & Services - 4.8%
Airbnb, Inc. - Class A (a)	6,500	785,655
Alphabet, Inc. - Class A (a)(b)	1,130	2,571,021
Meta Platforms, Inc. - Class A (a)(b)	5,550	1,074,702
		4,431,378
Consumer Discretionary - 16.8%
E-Commerce Discretionary - 4.6%
Amazon.com, Inc. (a)(b)	1,182	2,841,753
MercadoLibre, Inc. (a)	1,871	1,470,381
		4,312,134
Leisure Facilities & Services - 3.8%
MGM Resorts International	31,391	1,097,743
Starbucks Corporation	19,485	1,529,572
Texas Roadhouse, Inc.	12,047	939,305
		3,566,620
Retail - Discretionary - 8.4%
O'Reilly Automotive, Inc. (a)	1,700	1,083,189
Ross Stores, Inc.	17,840	1,516,757
TJX Companies, Inc. (The)	40,950	2,603,192
Ulta Beauty, Inc. (a)	6,201	2,623,643
		7,826,781
Consumer Staples - 2.7%
Retail - Consumer Staples - 1.4%
Costco Wholesale Corporation	2,856	1,331,524

Wholesale - Consumer Staples - 1.3%
Sysco Corporation (b)	14,470	1,218,085

Energy - 6.3%
Oil & Gas Producers - 3.3%
Diamondback Energy, Inc.	10,290	1,564,286
Valero Energy Corporation	11,700	1,516,320
		3,080,606
Oil & Gas Services & Equipment - 3.0%
Baker Hughes Company	34,800	1,252,104

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 6.3% (Continued)
Oil & Gas Services & Equipment - 3.0% (Continued)
Halliburton Company	38,700	$ 1,567,350
		2,819,454
Financials - 9.6%
Banking - 6.7%
Bank of America Corporation	28,000	1,041,600
Citigroup, Inc. (b)	16,650	889,276
JPMorgan Chase & Company	10,769	1,423,985
PNC Financial Services Group, Inc. (The) (b)	8,160	1,431,346
U.S. Bancorp	27,900	1,480,653
		6,266,860
Institutional Financial Services - 2.9%
Goldman Sachs Group, Inc. (The) (b)	8,150	2,663,827

Health Care - 15.0%
Biotech & Pharma - 10.3%
AbbVie, Inc. (b)	20,100	2,962,137
BioMarin Pharmaceutical, Inc. (a)	6,400	480,832
Elanco Animal Health, Inc. (a)(b)	90,900	2,154,330
Eli Lilly & Company (b)	12,800	4,012,032
		9,609,331
Health Care Facilities & Services - 2.6%
AmerisourceBergen Corporation	8,000	1,238,320
CVS Health Corporation	12,400	1,199,700
		2,438,020
Medical Equipment & Devices - 2.1%
Align Technology, Inc. (a)	500	138,820
Danaher Corporation (b)	3,250	857,415
DexCom, Inc. (a)	1,100	327,734
Intuitive Surgical, Inc. (a)	2,800	637,392
		1,961,361
Industrials - 10.6%
Aerospace & Defense - 1.2%
Raytheon Technologies Corporation	11,700	1,112,904

Diversified Industrials - 1.2%
Honeywell International, Inc.	6,000	1,161,720

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Electrical Equipment - 1.1%
Roper Technologies, Inc.	2,300	$ 1,017,612

Engineering & Construction - 1.2%
Fluor Corporation (a)	40,300	1,137,669

Machinery - 3.1%
Caterpillar, Inc.	13,350	2,881,597

Transportation & Logistics - 2.8%
FedEx Corporation	5,000	1,122,900
Norfolk Southern Corporation	6,325	1,515,850
		2,638,750
Technology - 25.8%
Semiconductors - 5.2%
Analog Devices, Inc. (b)	11,325	1,907,130
Broadcom, Inc.	2,025	1,174,763
NVIDIA Corporation	9,625	1,797,180
		4,879,073
Software - 8.5%
Adobe, Inc. (a)(b)	3,425	1,426,444
Intuit, Inc.	2,950	1,222,657
Microsoft Corporation (b)	12,995	3,532,951
Palantir Technologies, Inc. - Class A (a)	80,200	696,136
salesforce.com, inc. (a)	6,346	1,016,883
		7,895,071
Technology Hardware - 6.7%
Apple, Inc. (b)	18,150	2,701,446
Cisco Systems, Inc.	54,937	2,474,912
NetApp, Inc.	7,700	554,015
Seagate Technology Holdings plc	6,000	508,020
		6,238,393
Technology Services - 5.4%
Fiserv, Inc. (a)	6,800	681,224
Mastercard, Inc. - Class A (b)	7,600	2,719,812
PayPal Holdings, Inc. (a)(b)	8,750	745,588

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Technology - 25.8% (Continued)
Technology Services - 5.4% (Continued)
Visa, Inc. - Class A	4,349	$ 922,727
		5,069,351

Total Common Stocks (Cost $69,127,940)		$ 86,521,710

MONEY MARKET FUNDS - 1.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.60% (c) (Cost $1,809,435)	1,809,435	$ 1,809,435

Investments at Value - 94.5% (Cost $70,937,374)		$ 88,331,145

Other Assets in Excess of Liabilities - 5.5%		5,076,908

Net Assets - 100.0%		$ 93,408,053

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2022 was $24,888,174.
(c)	The rate shown is the 7-day effective yield as of May 31, 2022.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2022 (Unaudited)

COMMON STOCKS - 43.6%	Shares	Value
Communications - 2.3%
Internet Media & Services - 2.3%
Netflix, Inc.	5,207	$ 1,028,070
Roblox Corporation - Class A	14,176	424,430
Roku, Inc.	7,560	717,444
		2,169,944
Consumer Discretionary - 8.6%
Automotive - 1.0%
Harley-Davidson, Inc.	25,268	888,928

E-Commerce Discretionary - 1.2%
eBay, Inc.	22,252	1,083,005

Leisure Facilities & Services - 2.0%
DraftKings, Inc. - Class A	78,601	1,065,043
Penn National Gaming, Inc.	24,834	793,695
		1,858,738
Retail - Discretionary - 4.4%
Best Buy Company, Inc.	16,530	1,356,452
CarMax, Inc.	10,364	1,028,834
Carvana Company	10,695	314,861
Williams-Sonoma, Inc.	11,315	1,447,415
		4,147,562
Consumer Staples - 0.9%
Retail - Consumer Staples - 0.9%
Walgreens Boots Alliance, Inc.	19,000	832,770

Energy - 2.7%
Oil & Gas Services & Equipment - 2.7%
NOV, Inc.	60,000	1,200,000
Schlumberger Ltd.	29,600	1,360,416
		2,560,416
Financials - 3.1%
Asset Management - 1.3%
Charles Schwab Corporation (The)	18,100	1,268,810

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 43.6% (Continued)	Shares	Value
Financials - 3.1% (Continued)
Banking - 1.2%
UMB Financial Corporation	12,000	$ 1,108,200

Institutional Financial Services - 0.6%
Coinbase Global Inc. - Class A	6,838	534,048

Health Care - 8.2%
Biotech & Pharma - 3.4%
Amgen, Inc.	4,800	1,232,352
Johnson & Johnson	6,300	1,131,039
Zoetis, Inc.	4,800	820,464
		3,183,855
Health Care Facilities & Services - 1.5%
DaVita, Inc.	4,800	467,952
Patterson Companies, Inc.	30,000	947,700
		1,415,652
Medical Equipment & Devices - 3.3%
Becton, Dickinson and Company	3,950	1,010,410
Medtronic plc	6,700	671,005
PerkinElmer, Inc.	2,750	411,593
Stryker Corporation	4,000	938,000
		3,031,008
Industrials - 6.6%
Diversified Industrials - 2.8%
3M Company	8,350	1,246,571
General Electric Company	17,300	1,354,417
		2,600,988
Transportation & Logistics - 2.4%
CSX Corporation	29,400	934,626
Knight-Swift Transportation Holdings, Inc.	26,300	1,279,232
		2,213,858
Transportation Equipment - 1.4%
Cummins, Inc.	6,250	1,307,000

Materials - 1.4%
Chemicals - 1.4%
Dow, Inc.	19,400	1,318,812

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 43.6% (Continued)	Shares	Value
Technology - 9.8%
Semiconductors - 3.0%
Intel Corporation	8,300	$ 368,686
Microchip Technology, Inc.	15,100	1,097,015
Texas Instruments, Inc.	7,700	1,361,052
		2,826,753
Software - 2.4%
Atlassian Corporation plc - Class A	1,950	345,774
Autodesk, Inc.	2,050	425,887
Oracle Corporation	13,300	956,536
Workday, Inc. - Class A	3,300	515,790
		2,243,987
Technology Hardware - 1.7%
HP, Inc.	39,950	1,551,658

Technology Services - 2.7%
Accenture plc - Class A	4,613	1,376,796
International Business Machines Corporation	8,500	1,180,140
		2,556,936

Total Securities Sold Short - 43.6% (Proceeds $43,928,767)		$ 40,702,928

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communications - 8.3%
Entertainment Content - 2.0%
Walt Disney Company (The) (a)	1,820	$ 201,001

Internet Media & Services - 6.3%
Alphabet, Inc. - Class A (a)	185	420,919
Meta Platforms, Inc. - Class A (a)	1,154	223,461
		644,380
Consumer Discretionary - 15.8%
E-Commerce Discretionary - 2.8%
Amazon.com, Inc. (a)	119	286,099

Leisure Facilities & Services - 2.9%
Starbucks Corporation	3,784	297,044

Retail - Discretionary - 10.1%
Ross Stores, Inc.	3,874	329,367
TJX Companies, Inc. (The)	4,473	284,349
Ulta Beauty, Inc. (a)	985	416,753
		1,030,469
Consumer Staples - 2.6%
Wholesale - Consumer Staples - 2.6%
Sysco Corporation	3,208	270,049

Financials - 14.2%
Banking - 10.7%
Citigroup, Inc.	3,544	189,285
JPMorgan Chase & Company	2,187	289,187
PNC Financial Services Group, Inc. (The)	1,849	324,333
U.S. Bancorp	5,392	286,154
		1,088,959
Institutional Financial Services - 3.5%
Goldman Sachs Group, Inc. (The)	1,078	352,344

Health Care - 11.4%
Biotech & Pharma - 11.4%
AbbVie, Inc.	2,978	438,868
Elanco Animal Health, Inc. (a)	10,603	251,291

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Biotech & Pharma - 11.4% (Continued)
Eli Lilly & Company	1,493	$ 467,966
		1,158,125
Industrials - 12.3%
Engineering & Construction - 2.4%
Fluor Corporation (a)	8,562	241,705

Machinery - 3.6%
Caterpillar, Inc.	1,714	369,967

Transportation & Logistics - 6.3%
FedEx Corporation	1,395	313,289
Norfolk Southern Corporation	1,357	325,219
		638,508
Technology - 34.2%
Semiconductors - 7.6%
Analog Devices, Inc.	2,270	382,268
NVIDIA Corporation	2,107	393,419
		775,687
Software - 8.9%
Adobe, Inc. (a)	717	298,616
Microsoft Corporation	2,244	610,077
		908,693
Technology Hardware - 10.2%
Apple, Inc.	4,607	685,706
Cisco Systems, Inc.	7,808	351,750
		1,037,456
Technology Services - 7.5%
Mastercard, Inc. - Class A	1,053	376,837
PayPal Holdings, Inc. (a)	2,227	189,763
Visa, Inc. - Class A	908	192,650
		759,250

Total Common Stocks (Cost $10,726,506)		$ 10,059,736

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.60% (b) (Cost $99,038)	99,038	$ 99,038

Investments at Value - 99.8% (Cost $10,825,544)		$ 10,158,774

Other Assets in Excess of Liabilities - 0.2%		25,274

Net Assets - 100.0%		$ 10,184,048

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2022.